Summary of Interest Expense - Bank Loans and Notes Payables (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 4,369		$ 4,099	$ 3,540
Capitalized interest			(32)	(60)
Finance charges for employee benefits	182		154	155
Derivative instruments	4,161		3,082	2,619
Finance operating charges	97		168	83
Interest Expense	$ 8,809	$ 449	$ 7,471	$ 6,337